May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
         ON BEHALF OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT") FILE NOS. 333-139762 AND 811-07195
         RiverSource(R) Signature One Select Variable AnnuitY
         RiverSource(R) Signature Variable Annuity
         Wells Fargo Advantage(R) Variable Annuity
         Wells Fargo Advantage(R) Builder Select Variable AnnuitY
         Wells Fargo Advantage(R) Builder Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/ Dixie Carroll
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Dixie Carroll
Assistant General Counsel and
Assistant Secretary